Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 28, 2014
Retail | Fidelity Treasury Only Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fhst_SupplementTextBlock	Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, Fidelity Treasury Money Market Fund, and Fidelity Treasury Only Money Market Fund
June 28, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Fidelity Government Money Market Fund, Fidelity Treasury Money Market Fund, and Fidelity Treasury Only Money Market Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Fidelity Government Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Fidelity Treasury Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

Fidelity Treasury Only Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Effective February 1, 2015, the Board of Trustees of each of Fidelity Government Money Market Fund and Fidelity Money Market Fund has approved changes to each fund's expense structure. Under the new arrangements, the management fee has been reduced to 0.25% and total annual operating expenses are contractually limited to 0.42% with certain exceptions. This expense limit for each fund may not be increased without approval of each fund's shareholders and Board of Trustees.

Effective February 1, 2015, the following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Government Money Market Fund on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.17%
Total annual operating expenses	0.42%

A Adjusted to reflect current fees.

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530

Effective February 1, 2015, the following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Money Market Fund on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.17%
Total annual operating expenses	0.42%

A Adjusted to reflect current fees.

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530